NATIONWIDE

PROVIDENT VA

SEPARATE

ACCOUNT A

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VA Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VA Separate Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)

MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

2

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 30, 2019 (inception) to December 31, 2019.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	15,194	$372,956	$680,399	$-	$680,399	$1,175	$679,224	$679,224	$-	$679,224
DGI	39,942	1,105,855	1,425,122	-	1,425,122	14	1,425,108	1,425,108	-	1,425,108
DSRG	25,646	906,954	1,211,495	-	1,211,495	134	1,211,361	1,211,361	-	1,211,361
SVSB1	105,871	588,877	637,341	408	637,749	-	637,749	637,749	-	637,749
SVSGI1	110,861	1,073,734	1,355,827	-	1,355,827	727	1,355,100	1,355,100	-	1,355,100
SVSI1	49,551	340,965	358,746	258	359,004	-	359,004	359,004	-	359,004
FVU2	23,519	243,791	260,824	-	260,824	679	260,145	260,145	-	260,145
FVUS2	39,506	434,267	440,886	-	440,886	343	440,543	440,543	-	440,543
FAMP	71,962	1,104,024	1,226,239	-	1,226,239	388	1,225,851	1,225,851	-	1,225,851
FEIP	229,319	4,913,846	5,480,716	-	5,480,716	1,382	5,479,334	5,479,334	-	5,479,334
FG2	10,191	535,242	1,024,988	-	1,024,988	453	1,024,535	1,024,535	-	1,024,535
FGP	118,712	6,573,721	12,227,320	-	12,227,320	310	12,227,010	12,227,010	-	12,227,010
FHIP	133,915	729,905	711,090	296	711,386	-	711,386	711,386	-	711,386
FIGBP	12,124	156,391	170,832	-	170,832	437	170,395	170,395	-	170,395
FO2	3,585	62,725	94,116	-	94,116	325	93,791	93,791	-	93,791
FOP	7,310	163,784	193,860	-	193,860	583	193,277	193,277	-	193,277
MEGSS	1,177	45,786	82,693	-	82,693	99	82,594	82,594	-	82,594
MNDSC	6,614	111,985	156,158	61	156,219	-	156,219	156,219	-	156,219
MVITSC	3,567	95,201	128,390	164	128,554	-	128,554	128,554	-	128,554
MVRSC	6,146	144,155	198,759	540	199,299	-	199,299	199,299	-	199,299
EIF4	55,797	810,940	1,082,456	-	1,082,456	106	1,082,350	1,082,350	-	1,082,350
GBF4	64,746	720,616	730,337	208	730,545	-	730,545	730,545	-	730,545
GEM	3,386	38,765	50,647	326	50,973	-	50,973	50,973	-	50,973
GVEX4	503,776	6,251,368	11,289,624	343	11,289,967	-	11,289,967	11,289,967	-	11,289,967
GVIDM	93,721	1,135,098	1,131,218	-	1,131,218	49	1,131,169	1,131,169	-	1,131,169
NVMIVX	103,479	946,890	1,113,430	-	1,113,430	200	1,113,230	1,113,230	-	1,113,230
NVMMG1	363,918	3,872,941	5,040,264	743	5,041,007	-	5,041,007	5,041,007	-	5,041,007
NVMMV2	10,484	99,129	81,667	-	81,667	150	81,517	81,517	-	81,517
NVNSR1	1,415	19,053	19,921	-	19,921	389	19,532	19,532	-	19,532
NVOLG1	678,637	12,015,924	12,785,521	-	12,785,521	1,108	12,784,413	12,784,413	-	12,784,413
NVOLG2	52,534	918,568	978,187	-	978,187	133	978,054	978,054	-	978,054
SAM4	3,860,513	3,860,513	3,860,513	-	3,860,513	167	3,860,346	3,860,346	-	3,860,346
SCF4	78,524	1,507,594	1,568,133	-	1,568,133	350	1,567,783	1,567,783	-	1,567,783
SCVF4	157,328	1,690,477	1,379,768	-	1,379,768	503	1,379,265	1,379,265	-	1,379,265
TRF4	85,078	979,342	2,000,182	25	2,000,207	-	2,000,207	2,000,207	-	2,000,207
AMSRS	3,584	93,164	109,992	20	110,012	-	110,012	110,012	-	110,012
AMTB	6,425	68,451	68,614	-	68,614	101	68,513	68,513	-	68,513

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYA	23,299	182,609	186,628	494	187,122	-	187,122	187,122	-	187,122
PMVTRA	30,716	340,531	355,993	-	355,993	64	355,929	355,929	-	355,929
VWBF	24,416	222,349	215,595	-	215,595	41	215,554	215,554	-	215,554
VWEM	68,431	872,199	1,155,801	-	1,155,801	154	1,155,647	1,155,647	-	1,155,647
VWHA	13,425	372,666	301,789	139	301,928	-	301,928	301,928	-	301,928
SVDF	21,865	654,965	1,065,477	855	1,066,332	-	1,066,332	1,066,332	-	1,066,332
SVOF	34,172	736,239	1,012,508	-	1,012,508	106	1,012,402	1,012,402	-	1,012,402

Total (unaudited)			$75,650,066	$4,880	$75,654,946	$10,670	$75,644,276	$75,644,276	$-	$75,644,276

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	AASCO	DGI	DSRG	SVSB1	SVSGI1	SVSI1	FVU2
Reinvested dividends	$810,820	5,718	9,512	11,652	16,961	16,842	11,296	6,745
Mortality and expense risk charges (note 2)	(954,168)	(7,038)	(17,317)	(14,982)	(8,654)	(17,089)	(4,574)	(3,565)

Net investment income (loss)	(143,348)	(1,320)	(7,805)	(3,330)	8,307	(247)	6,722	3,180

Realized gain (loss) on investments	1,889,369	3,585	70,212	(3,096)	2,852	71,797	(13,584)	(97)
Change in unrealized gain (loss) on investments	6,804,466	221,262	111,262	215,185	33,892	42,528	8,358	(6,313)

Net gain (loss) on investments	8,693,835	224,847	181,474	212,089	36,744	114,325	(5,226)	(6,410)

Reinvested capital gains	4,050,116	38,361	90,784	12,644	-	56,975	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,600,603	261,888	264,453	221,403	45,051	171,053	1,496	(3,230)

Investment Activity:	FVUS2	FAMP	FEIP	FG2	FGP	FHIP	FIGBP	FO2
Reinvested dividends	$11,337	16,901	89,885	355	7,853	33,988	3,814	190
Mortality and expense risk charges (note 2)	(6,389)	(16,243)	(69,980)	(12,501)	(145,886)	(9,597)	(2,484)	(1,512)

Net investment income (loss)	4,948	658	19,905	(12,146)	(138,033)	24,391	1,330	(1,322)

Realized gain (loss) on investments	(1,071)	11,717	79,525	72,712	832,636	(2,586)	1,404	19,518
Change in unrealized gain (loss) on investments	13,920	119,243	(112,055)	180,983	2,101,491	(13,513)	10,634	(5,507)

Net gain (loss) on investments	12,849	130,960	(32,530)	253,695	2,934,127	(16,099)	12,038	14,011

Reinvested capital gains	-	15,102	243,023	82,584	994,274	-	72	529

Net increase (decrease) in contract owners’ equity resulting from operations	$17,797	146,720	230,398	324,133	3,790,368	8,292	13,440	13,218

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FOP	MEGSS	MNDSC	MVITSC	MVRSC	EIF4	GBF4	GEM
Reinvested dividends	$646	-	-	491	923	16,656	14,848	847
Mortality and expense risk charges (note 2)	(2,104)	(982)	(1,679)	(1,604)	(2,397)	(13,690)	(10,160)	(607)

Net investment income (loss)	(1,458)	(982)	(1,679)	(1,113)	(1,474)	2,966	4,688	240

Realized gain (loss) on investments	4,387	670	523	3,105	3,233	83,206	(5,378)	517
Change in unrealized gain (loss) on investments	18,082	14,409	37,094	8,074	16,625	(113,346)	34,907	4,651

Net gain (loss) on investments	22,469	15,079	37,617	11,179	19,858	(30,140)	29,529	5,168

Reinvested capital gains	670	4,809	12,949	3,541	6,985	40,923	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,681	18,906	48,887	13,607	25,369	13,749	34,217	5,408

Investment Activity:	GVEX4	GVIDM	NVMIVX	NVMMG1	NVMMV2	NVNSR1	NVOLG1	NVOLG2
Reinvested dividends	$187,067	1,698	-	-	1,478	141	153,495	9,479
Mortality and expense risk charges (note 2)	(150,765)	(14,888)	(2,941)	(53,750)	(952)	(239)	(159,517)	(11,717)

Net investment income (loss)	36,302	(13,190)	(2,941)	(53,750)	526	(98)	(6,022)	(2,238)

Realized gain (loss) on investments	1,251,029	15,641	732	(73,324)	(647)	(62)	(195,440)	3,871
Change in unrealized gain (loss) on investments	124,421	9,064	166,541	1,511,630	692	1,093	950,062	49,980

Net gain (loss) on investments	1,375,450	24,705	167,273	1,438,306	45	1,031	754,622	53,851

Reinvested capital gains	226,600	70,083	-	542,133	-	1,168	1,149,923	87,722

Net increase (decrease) in contract owners’ equity resulting from operations	$1,638,352	81,598	164,332	1,926,689	571	2,101	1,898,523	139,335

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SAM4	SCF4	SCVF4	TRF4	AMSRS	AMTB	PMVHYA	PMVTRA
Reinvested dividends	$10,802	258	885	21,109	571	1,537	9,128	7,650
Mortality and expense risk charges (note 2)	(65,629)	(17,795)	(16,207)	(25,238)	(1,277)	(946)	(2,651)	(5,057)

Net investment income (loss)	(54,827)	(17,537)	(15,322)	(4,129)	(706)	591	6,477	2,593

Realized gain (loss) on investments	-	20,633	(189,349)	242,097	9	(448)	(4,203)	(199)
Change in unrealized gain (loss) on investments	-	217,164	226,405	(220,485)	13,534	1,100	(92)	18,497

Net gain (loss) on investments	-	237,797	37,056	21,612	13,543	652	(4,295)	18,298

Reinvested capital gains	-	54,508	5,854	136,327	3,920	-	-	4,198

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,827)	274,768	27,588	153,810	16,757	1,243	2,182	25,089

Investment Activity:	VWBF	VWEM	VWHA	SVDF	SVOF	GVDIVI	GVDIV4
Reinvested dividends	$13,991	20,292	2,161	-	3,700	26,405	61,513
Mortality and expense risk charges (note 2)	(2,684)	(14,033)	(3,227)	(11,088)	(11,867)	(3,307)	(7,359)

Net investment income (loss)	11,307	6,259	(1,066)	(11,088)	(8,167)	23,098	54,154

Realized gain (loss) on investments	(1,994)	23,294	(24,136)	36,037	20,615	(173,621)	(296,953)
Change in unrealized gain (loss) on investments	5,701	94,412	68,370	316,122	87,834	98,075	122,480

Net gain (loss) on investments	3,707	117,706	44,234	352,159	108,449	(75,546)	(174,473)

Reinvested capital gains	-	30,478	-	69,007	63,970	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,014	154,443	43,168	410,078	164,252	(52,448)	(120,319)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		AASCO		DGI		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(143,348)	233,699	(1,320)	(6,447)	(7,805)	(4,326)	(3,330)	281
Realized gain (loss) on investments	1,889,369	2,589,790	3,585	(5,582)	70,212	166,140	(3,096)	29,529
Change in unrealized gain (loss) on investments	6,804,466	5,792,630	221,262	94,235	111,262	4,480	215,185	220,031
Reinvested capital gains	4,050,116	6,940,102	38,361	22,093	90,784	159,428	12,644	32,332

Net increase (decrease) in contract owners’ equity resulting from operations	12,600,603	15,556,221	261,888	104,299	264,453	325,722	221,403	282,173

Equity transactions:
Purchase payments received from contract owners (note 4)	(1,689,687)	(69,370)	1,048	259	(48,017)	357	(13,858)	930
Transfers between funds	-	-	27,168	(183)	(24,808)	(3,422)	(159)	(4,986)
Redemptions (notes 2, 3, and 4)	(6,257,059)	(5,956,091)	(25,790)	(81,062)	(89,965)	(272,813)	(99,339)	(72,017)
Adjustments to maintain reserves	(6,910)	5,746	(557)	(86)	92	(655)	(866)	716

Net equity transactions	(7,953,656)	(6,019,715)	1,869	(81,072)	(162,698)	(276,533)	(114,222)	(75,357)

Net change in contract owners’ equity	4,646,947	9,536,506	263,757	23,227	101,755	49,189	107,181	206,816
Contract owners’ equity at beginning of period	70,997,329	61,460,823	415,467	392,240	1,323,353	1,274,164	1,104,180	897,364

Contract owners’ equity at end of period	$75,644,276	70,997,329	679,224	415,467	1,425,108	1,323,353	1,211,361	1,104,180

CHANGE IN UNITS:
Beginning units	43,858	46,820	245	295	509	624	443	477
Units purchased	4,940	2,023	11	-	2	-	18	1
Units redeemed	(9,420)	(4,985)	(13)	(50)	(65)	(115)	(64)	(35)

Ending units	39,378	43,858	243	245	446	509	397	443

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVSB1		SVSGI1		SVSI1		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,307	10,130	(247)	(4,015)	6,722	5,810	3,180	1,235
Realized gain (loss) on investments	2,852	588	71,797	24,521	(13,584)	(24,132)	(97)	(988)
Change in unrealized gain (loss) on investments	33,892	41,400	42,528	150,067	8,358	84,602	(6,313)	42,469
Reinvested capital gains	-	-	56,975	132,415	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,051	52,118	171,053	302,988	1,496	66,280	(3,230)	42,716

Equity transactions:
Purchase payments received from contract owners (note 4)	352	353	1,442	300	(2,654)	(4,683)	254	295
Transfers between funds	7,014	9,623	(6,660)	(10,261)	(5,683)	-	(5,645)	31,124
Redemptions (notes 2, 3, and 4)	(34,038)	(26,143)	(134,632)	(59,998)	(15,997)	(21,221)	(14,546)	(17,392)
Adjustments to maintain reserves	486	39	(371)	(135)	347	(248)	(861)	554

Net equity transactions	(26,186)	(16,128)	(140,221)	(70,094)	(23,987)	(26,152)	(20,798)	14,581

Net change in contract owners’ equity	18,865	35,990	30,832	232,894	(22,491)	40,128	(24,028)	57,297
Contract owners’ equity at beginning of period	618,884	582,894	1,324,268	1,091,374	381,495	341,367	284,173	226,876

Contract owners’ equity at end of period	$637,749	618,884	1,355,100	1,324,268	359,004	381,495	260,145	284,173

CHANGE IN UNITS:
Beginning units	620	637	526	557	443	476	187	177
Units purchased	12	10	1	1	1	-	1	22
Units redeemed	(38)	(27)	(57)	(32)	(32)	(33)	(16)	(12)

Ending units	594	620	470	526	412	443	172	187

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVUS2		FAMP		FEIP		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,948	4,922	658	4,281	19,905	33,180	(12,146)	(9,914)
Realized gain (loss) on investments	(1,071)	(1,866)	11,717	5,068	79,525	194,788	72,712	38,960
Change in unrealized gain (loss) on investments	13,920	17,328	119,243	120,804	(112,055)	680,291	180,983	125,385
Reinvested capital gains	-	-	15,102	49,139	243,023	358,839	82,584	45,378

Net increase (decrease) in contract owners’ equity resulting from operations	17,797	20,384	146,720	179,292	230,398	1,267,098	324,133	199,809

Equity transactions:
Purchase payments received from contract owners (note 4)	301	1,513	(11,386)	1,410	4,366	(31,049)	39	-
Transfers between funds	2,362	8,938	(10,895)	4,729	(159,999)	24,912	(67,608)	(10,765)
Redemptions (notes 2, 3, and 4)	(56,346)	(30,235)	(122,364)	(64,962)	(430,398)	(581,244)	(18,660)	(36,990)
Adjustments to maintain reserves	124	(791)	(677)	(147)	(2,153)	46	(431)	(143)

Net equity transactions	(53,559)	(20,575)	(145,322)	(58,970)	(588,184)	(587,335)	(86,660)	(47,898)

Net change in contract owners’ equity	(35,762)	(191)	1,398	120,322	(357,786)	679,763	237,473	151,911
Contract owners’ equity at beginning of period	476,305	476,496	1,224,453	1,104,131	5,837,120	5,157,357	787,062	635,151

Contract owners’ equity at end of period	$440,543	476,305	1,225,851	1,224,453	5,479,334	5,837,120	1,024,535	787,062

CHANGE IN UNITS:
Beginning units	470	491	680	715	1,939	2,153	771	822
Units purchased	106	11	4	4	20	41	1	1
Units redeemed	(157)	(32)	(83)	(39)	(229)	(255)	(63)	(52)

Ending units	419	470	601	680	1,730	1,939	709	771

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGP		FHIP		FIGBP		FO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(138,033)	(107,185)	24,391	26,999	1,330	2,608	(1,322)	188
Realized gain (loss) on investments	832,636	813,439	(2,586)	(2,410)	1,404	(1,018)	19,518	3,307
Change in unrealized gain (loss) on investments	2,101,491	1,280,989	(13,513)	67,506	10,634	13,842	(5,507)	19,757
Reinvested capital gains	994,274	577,289	-	-	72	-	529	4,329

Net increase (decrease) in contract owners’ equity resulting from operations	3,790,368	2,564,532	8,292	92,095	13,440	15,432	13,218	27,581

Equity transactions:
Purchase payments received from contract owners (note 4)	(192,297)	(28,909)	1,119	(170)	584	773	(40,674)	-
Transfers between funds	(192,937)	(138,311)	17,598	9,196	888	1,034	(3,332)	(4,695)
Redemptions (notes 2, 3, and 4)	(861,230)	(1,036,621)	(59,392)	(62,333)	(43,395)	(24,452)	(4,325)	(1,055)
Adjustments to maintain reserves	(372)	(548)	164	558	(1,037)	582	(497)	382

Net equity transactions	(1,246,836)	(1,204,389)	(40,511)	(52,749)	(42,960)	(22,063)	(48,828)	(5,368)

Net change in contract owners’ equity	2,543,532	1,360,143	(32,219)	39,346	(29,520)	(6,631)	(35,610)	22,213
Contract owners’ equity at beginning of period	9,683,478	8,323,335	743,605	704,259	199,915	206,546	129,401	107,188

Contract owners’ equity at end of period	$12,227,010	9,683,478	711,386	743,605	170,395	199,915	93,791	129,401

CHANGE IN UNITS:
Beginning units	2,615	2,977	520	559	162	181	193	201
Units purchased	32	42	15	8	2	2	1	-
Units redeemed	(320)	(404)	(44)	(47)	(36)	(21)	(71)	(8)

Ending units	2,327	2,615	491	520	128	162	123	193

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOP		MEGSS		MNDSC		MVITSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,458)	482	(982)	(802)	(1,679)	(1,549)	(1,113)	(1,032)
Realized gain (loss) on investments	4,387	459	670	535	523	4,250	3,105	2,316
Change in unrealized gain (loss) on investments	18,082	27,714	14,409	11,880	37,094	12,143	8,074	20,373
Reinvested capital gains	670	5,264	4,809	5,236	12,949	21,002	3,541	6,703

Net increase (decrease) in contract owners’ equity resulting from operations	21,681	33,919	18,906	16,849	48,887	35,846	13,607	28,360

Equity transactions:
Purchase payments received from contract owners (note 4)	984	226	28	-	3	-	-	-
Transfers between funds	29,940	(576)	311	(64)	(3,793)	(1,057)	-	(1)
Redemptions (notes 2, 3, and 4)	(19,236)	(4,930)	(232)	(193)	(1,976)	(16,277)	(6,622)	(5,325)
Adjustments to maintain reserves	(832)	532	(96)	216	96	357	(216)	128

Net equity transactions	10,856	(4,748)	11	(41)	(5,670)	(16,977)	(6,838)	(5,198)

Net change in contract owners’ equity	32,537	29,171	18,917	16,808	43,217	18,869	6,769	23,162
Contract owners’ equity at beginning of period	160,740	131,569	63,677	46,869	113,002	94,133	121,785	98,623

Contract owners’ equity at end of period	$193,277	160,740	82,594	63,677	156,219	113,002	128,554	121,785

CHANGE IN UNITS:
Beginning units	128	132	66	66	81	94	104	109
Units purchased	23	1	1	-	-	-	-	-
Units redeemed	(16)	(5)	(1)	-	(3)	(13)	(6)	(5)

Ending units	135	128	66	66	78	81	98	104

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVRSC		EIF4		GBF4		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,474)	(1,290)	2,966	4,283	4,688	6,362	240	453
Realized gain (loss) on investments	3,233	2,848	83,206	66,869	(5,378)	(9,731)	517	286
Change in unrealized gain (loss) on investments	16,625	23,545	(113,346)	129,736	34,907	37,343	4,651	7,887
Reinvested capital gains	6,985	16,718	40,923	42,233	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,369	41,821	13,749	243,121	34,217	33,974	5,408	8,626

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(47,651)	2,068	1,903	1,688	-	-
Transfers between funds	2,473	172	38,063	(13,197)	23,536	36,233	-	-
Redemptions (notes 2, 3, and 4)	(5,223)	(5,273)	(65,793)	(68,858)	(78,747)	(66,499)	(2,570)	(2,379)
Adjustments to maintain reserves	786	(234)	(672)	375	(76)	401	170	225

Net equity transactions	(1,964)	(5,335)	(76,053)	(79,612)	(53,384)	(28,177)	(2,400)	(2,154)

Net change in contract owners’ equity	23,405	36,486	(62,304)	163,509	(19,167)	5,797	3,008	6,472
Contract owners’ equity at beginning of period	175,894	139,408	1,144,654	981,145	749,712	743,915	47,965	41,493

Contract owners’ equity at end of period	$199,299	175,894	1,082,350	1,144,654	730,545	749,712	50,973	47,965

CHANGE IN UNITS:
Beginning units	165	171	790	850	812	892	82	86
Units purchased	3	-	31	5	28	39	-	-
Units redeemed	(5)	(6)	(90)	(65)	(79)	(119)	(4)	(4)

Ending units	163	165	731	790	761	812	78	82

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX4		GVIDM		NVMIVX		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$36,302	67,469	(13,190)	8,916	(2,941)	-	(53,750)	(48,843)
Realized gain (loss) on investments	1,251,029	585,487	15,641	16,827	732	-	(73,324)	36,579
Change in unrealized gain (loss) on investments	124,421	1,689,461	9,064	38,592	166,541	-	1,511,630	126,285
Reinvested capital gains	226,600	461,704	70,083	99,453	-	-	542,133	888,491

Net increase (decrease) in contract owners’ equity resulting from operations	1,638,352	2,804,121	81,598	163,788	164,332	-	1,926,689	1,002,512

Equity transactions:
Purchase payments received from contract owners (note 4)	(37,145)	2,755	(3,235)	11,065	(369)	-	(131,748)	(4,952)
Transfers between funds	(164,207)	(167,171)	6,777	2,433	958,227	-	(29,955)	(5,220)
Redemptions (notes 2, 3, and 4)	(1,900,551)	(832,208)	(100,994)	(75,188)	(8,810)	-	(394,479)	(212,593)
Adjustments to maintain reserves	(562)	2,554	(348)	526	(150)	-	663	300

Net equity transactions	(2,102,465)	(994,070)	(97,800)	(61,164)	948,898	-	(555,519)	(222,465)

Net change in contract owners’ equity	(464,113)	1,810,051	(16,202)	102,624	1,113,230	-	1,371,170	780,047
Contract owners’ equity at beginning of period	11,754,080	9,944,029	1,147,371	1,044,747	-	-	3,669,837	2,889,790

Contract owners’ equity at end of period	$11,289,967	11,754,080	1,131,169	1,147,371	1,113,230	-	5,041,007	3,669,837

CHANGE IN UNITS:
Beginning units	3,102	3,395	2,345	2,576	-	-	3,112	3,261
Units purchased	24	36	190	14	2,466	-	10	17
Units redeemed	(568)	(329)	(463)	(245)	(19)	-	(1,155)	(166)

Ending units	2,558	3,102	2,072	2,345	2,447	-	1,967	3,112

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNSR1		NVOLG1		NVOLG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$526	566	(98)	(91)	(6,022)	31,537	(2,238)	900
Realized gain (loss) on investments	(647)	(3,484)	(62)	(50)	(195,440)	344,520	3,871	8,791
Change in unrealized gain (loss) on investments	692	5,275	1,093	1,979	950,062	105,401	49,980	15,052
Reinvested capital gains	-	12,401	1,168	1,644	1,149,923	2,841,514	87,722	199,941

Net increase (decrease) in contract owners’ equity resulting from operations	571	14,758	2,101	3,482	1,898,523	3,322,972	139,335	224,684

Equity transactions:
Purchase payments received from contract owners (note 4)	15	-	-	-	(143,582)	(40,107)	27	-
Transfers between funds	6,217	1,885	-	-	(221,462)	(328,404)	18,188	(9,493)
Redemptions (notes 2, 3, and 4)	(32)	(12,147)	(10)	(10)	(622,637)	(915,627)	(16,892)	(23,157)
Adjustments to maintain reserves	163	(237)	(32)	(61)	(1,304)	548	598	(324)

Net equity transactions	6,363	(10,499)	(42)	(71)	(988,985)	(1,283,590)	1,921	(32,974)

Net change in contract owners’ equity	6,934	4,259	2,059	3,411	909,538	2,039,382	141,256	191,710
Contract owners’ equity at beginning of period	74,583	70,324	17,473	14,062	11,874,875	9,835,493	836,798	645,088

Contract owners’ equity at end of period	$81,517	74,583	19,532	17,473	12,784,413	11,874,875	978,054	836,798

CHANGE IN UNITS:
Beginning units	66	76	16	16	5,969	6,709	432	451
Units purchased	7	3	-	-	17	19	9	-
Units redeemed	1	(13)	-	-	(505)	(759)	(9)	(19)

Ending units	74	66	16	16	5,481	5,969	432	432

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM4		SCF4		SCVF4		TRF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(54,827)	15,563	(17,537)	(18,392)	(15,322)	(5,149)	(4,129)	(4,345)
Realized gain (loss) on investments	-	-	20,633	42,216	(189,349)	36,342	242,097	174,183
Change in unrealized gain (loss) on investments	-	-	217,164	105,310	226,405	(242,833)	(220,485)	257,069
Reinvested capital gains	-	-	54,508	158,230	5,854	440,894	136,327	92,146

Net increase (decrease) in contract owners’ equity resulting from operations	(54,827)	15,563	274,768	287,364	27,588	229,254	153,810	519,053

Equity transactions:
Purchase payments received from contract owners (note 4)	(900,306)	8,437	(11,280)	1,396	(23,827)	128	(47,305)	1,721
Transfers between funds	747,116	616,865	(26,688)	1,145	(12,713)	(37,809)	9,006	(4,379)
Redemptions (notes 2, 3, and 4)	(193,977)	(350,540)	(84,165)	(103,646)	(70,894)	(99,040)	(330,856)	(255,998)
Adjustments to maintain reserves	(11)	74	(786)	372	(861)	995	820	2

Net equity transactions	(347,178)	274,836	(122,919)	(100,733)	(108,295)	(135,726)	(368,335)	(258,654)

Net change in contract owners’ equity	(402,005)	290,399	151,849	186,631	(80,707)	93,528	(214,525)	260,399
Contract owners’ equity at beginning of period	4,262,351	3,971,952	1,415,934	1,229,303	1,459,972	1,366,444	2,214,732	1,954,333

Contract owners’ equity at end of period	$3,860,346	4,262,351	1,567,783	1,415,934	1,379,265	1,459,972	2,000,207	2,214,732

CHANGE IN UNITS:
Beginning units	6,731	6,295	894	962	956	1,050	2,861	3,092
Units purchased	1,772	1,465	18	6	56	6	5	1
Units redeemed	(2,335)	(1,029)	(94)	(74)	(141)	(100)	(743)	(232)

Ending units	6,168	6,731	818	894	871	956	2,123	2,861

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		PMVHYA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(706)	(495)	591	399	6,477	7,960	2,593	5,819
Realized gain (loss) on investments	9	(638)	(448)	(93)	(4,203)	682	(199)	(1,682)
Change in unrealized gain (loss) on investments	13,534	3,294	1,100	1,428	(92)	18,675	18,497	20,069
Reinvested capital gains	3,920	4,849	-	-	-	-	4,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,757	7,010	1,243	1,734	2,182	27,317	25,089	24,206

Equity transactions:
Purchase payments received from contract owners (note 4)	310	200	558	152	25	-	(17,758)	-
Transfers between funds	88	103,556	2,600	4,306	994	510	184	1,271
Redemptions (notes 2, 3, and 4)	(114)	(17,817)	(9,224)	(7,949)	(46,792)	(8,708)	(7,122)	(27,229)
Adjustments to maintain reserves	204	(182)	(116)	(51)	985	(245)	(1)	(373)

Net equity transactions	488	85,757	(6,182)	(3,542)	(44,788)	(8,443)	(24,697)	(26,331)

Net change in contract owners’ equity	17,245	92,767	(4,939)	(1,808)	(42,606)	18,874	392	(2,125)
Contract owners’ equity at beginning of period	92,767	-	73,452	75,260	229,728	210,854	355,537	357,662

Contract owners’ equity at end of period	$110,012	92,767	68,513	73,452	187,122	229,728	355,929	355,537

CHANGE IN UNITS:
Beginning units	171	-	105	110	183	190	321	345
Units purchased	2	207	8	7	1	1	-	1
Units redeemed	(1)	(36)	(17)	(12)	(41)	(8)	(21)	(25)

Ending units	172	171	96	105	143	183	300	321

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		SVDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,307	(2,107)	6,259	(10,310)	(1,066)	(4,148)	(11,088)	(10,014)
Realized gain (loss) on investments	(1,994)	(7,961)	23,294	16,242	(24,136)	(34,608)	36,037	21,094
Change in unrealized gain (loss) on investments	5,701	30,756	94,412	242,202	68,370	69,678	316,122	125,479
Reinvested capital gains	-	-	30,478	25,597	-	-	69,007	74,226

Net increase (decrease) in contract owners’ equity resulting from operations	15,014	20,688	154,443	273,731	43,168	30,922	410,078	210,785

Equity transactions:
Purchase payments received from contract owners (note 4)	1,172	961	(29,557)	1,661	442	872	426	330
Transfers between funds	1,847	900	(20,832)	(3,890)	66	(38,687)	(7,372)	22,649
Redemptions (notes 2, 3, and 4)	(2,029)	(15,634)	(74,919)	(138,310)	(26,760)	(13,441)	(85,217)	(58,351)
Adjustments to maintain reserves	(194)	235	(171)	(130)	346	(519)	1,161	(149)

Net equity transactions	796	(13,538)	(125,479)	(140,669)	(25,906)	(51,775)	(91,002)	(35,521)

Net change in contract owners’ equity	15,810	7,150	28,964	133,062	17,262	(20,853)	319,076	175,264
Contract owners’ equity at beginning of period	199,744	192,594	1,126,683	993,621	284,666	305,519	747,256	571,992

Contract owners’ equity at end of period	$215,554	199,744	1,155,647	1,126,683	301,928	284,666	1,066,332	747,256

CHANGE IN UNITS:
Beginning units	212	227	700	795	299	354	689	723
Units purchased	3	2	8	3	4	1	1	27
Units redeemed	(2)	(17)	(87)	(98)	(33)	(56)	(77)	(61)

Ending units	213	212	621	700	270	299	613	689

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVOF		GVDIVI		GVDIV4		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,167)	(9,362)	23,098	73,567	54,154	168,054	-	1,551
Realized gain (loss) on investments	20,615	61,650	(173,621)	(6,117)	(296,953)	(12,026)	-	3,660
Change in unrealized gain (loss) on investments	87,834	70,863	98,075	(33,580)	122,480	(75,363)	-	(16,269)
Reinvested capital gains	63,970	91,517	-	14,587	-	32,617	-	21,893

Net increase (decrease) in contract owners’ equity resulting from operations	164,252	214,668	(52,448)	48,457	(120,319)	113,282	-	10,835

Equity transactions:
Purchase payments received from contract owners (note 4)	368	294	78	-	(2,882)	266	-	90
Transfers between funds	(1,035)	(4,692)	(287,951)	8,021	(646,929)	1,285	-	(103,524)
Redemptions (notes 2, 3, and 4)	(27,095)	(97,230)	(20,659)	(32,437)	(42,015)	(100,499)	-	(60)
Adjustments to maintain reserves	(259)	560	210	(158)	184	(486)	-	371

Net equity transactions	(28,021)	(101,068)	(308,322)	(24,574)	(691,642)	(99,434)	-	(103,123)

Net change in contract owners’ equity	136,231	113,600	(360,770)	23,883	(811,961)	13,848	-	(92,288)
Contract owners’ equity at beginning of period	876,171	762,571	360,770	336,887	811,961	798,113	-	92,288

Contract owners’ equity at end of period	$1,012,402	876,171	-	360,770	-	811,961	-	-

CHANGE IN UNITS:
Beginning units	569	642	724	777	850	944	-	88
Units purchased	4	-	19	17	3	2	-	-
Units redeemed	(22)	(73)	(743)	(70)	(853)	(96)	-	(88)

Ending units	551	569	-	724	-	850	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)

MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV4	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
TRF4	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 1.80%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.20% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption of units	Up to $40 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Riders	0.25% - 0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $1,755,457 and $5,417, respectively, and total transfers from the Separate Account to the fixed account were $4,686 and $169,944, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$75,650,066	$-	$-	$75,650,066

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$80,632	$41,166
DGI	103,299	183,110
DSRG	61,912	165,952
SVSB1	29,796	48,160
SVSGI1	76,796	159,919
SVSI1	11,296	28,907
FVU2	8,785	25,541
FVUS2	124,235	172,970
FAMP	47,466	176,350
FEIP	425,665	748,768
FG2	82,938	98,729
FGP	1,125,929	1,516,152
FHIP	53,934	70,219
FIGBP	6,104	46,625
FO2	891	50,016
FOP	32,898	21,999
MEGSS	5,165	1,231
MNDSC	12,949	7,445
MVITSC	4,033	8,225
MVRSC	10,444	7,684
EIF4	132,966	164,457
GBF4	42,464	91,083
GEM	847	3,177
GVEX4	525,099	2,364,101
GVIDM	272,477	313,037
NVMIVX	957,716	11,558
NVMMG1	569,738	637,538
NVMMV2	7,688	961
NVNSR1	1,310	249
NVOLG1	1,509,412	1,353,192
NVOLG2	115,355	28,548
SAM4	1,137,172	1,539,165
SCF4	74,316	159,479
SCVF4	98,729	215,629
TRF4	176,856	413,813
AMSRS	4,840	1,341
AMTB	4,782	10,258
PMVHYA	10,130	49,427
PMVTRA	12,037	29,943
VWBF	17,110	4,814
VWEM	59,837	148,409
VWHA	6,317	33,634
SVDF	69,092	103,336
SVOF	69,853	41,811
GVDIVI	32,882	318,331
GVDIV4	63,986	701,693

	$8,278,178	$12,318,152

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2020	1.40%	243	$2,795.16	$679,224	1.14%	64.83%
2019	1.40%	245	1,695.78	415,467	0.00%	27.54%
2018	1.40%	295	1,329.63	392,240	0.00%	0.02%
2017	1.40%	324	1,329.40	430,725	0.00%	26.95%
2016	1.40%	335	1,047.20	350,812	0.00%	4.77%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	1.40%	446	3,195.31	1,425,108	0.77%	22.90%
2019	1.40%	509	2,599.91	1,323,353	1.09%	27.33%
2018	1.40%	624	2,041.93	1,274,164	0.81%	-6.02%
2017	1.40%	665	2,172.68	1,444,832	0.73%	18.05%
2016	1.40%	761	1,840.48	1,400,604	1.21%	8.51%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.40%	397	3,051.29	1,211,361	1.09%	22.42%
2019	1.40%	443	2,492.51	1,104,180	1.44%	32.49%
2018	1.40%	477	1,881.27	897,364	1.77%	-5.74%
2017	1.40%	538	1,995.79	1,073,737	1.16%	13.73%
2016	1.40%	602	1,754.78	1,056,376	1.28%	8.84%
Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)
2020	1.40%	594	1,073.65	637,749	2.74%	7.56%
2019	1.40%	620	998.20	618,884	3.07%	9.09%
2018	1.40%	637	915.06	582,894	4.42%	-4.02%
2017	1.40%	633	953.34	603,464	2.57%	4.36%
2016	1.40%	774	913.48	707,030	5.07%	4.46%
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
2020	1.40%	470	2,883.19	1,355,100	1.38%	14.52%
2019	1.40%	526	2,517.62	1,324,268	1.08%	28.49%
2018	1.40%	557	1,959.38	1,091,374	1.77%	-7.00%
2017	1.40%	604	2,106.96	1,272,605	1.18%	19.34%
2016	1.40%	653	1,765.49	1,152,866	1.41%	8.95%
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
2020	1.40%	412	871.37	359,004	3.46%	1.19%
2019	1.40%	443	861.16	381,495	3.03%	20.08%
2018	1.40%	476	717.16	341,367	1.04%	-15.59%
2017	1.40%	522	849.63	443,507	7.32%	20.27%
2016	1.40%	603	706.42	425,973	10.49%	-0.66%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	1.40%	172	1,512.47	260,145	2.65%	-0.47%
2019	1.40%	187	1,519.64	284,173	1.89%	18.56%
2018	1.40%	177	1,281.79	226,876	3.02%	-9.77%
2017	1.40%	224	1,420.62	318,218	4.20%	16.47%
2016	1.40%	280	1,219.69	341,514	4.82%	6.20%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	1.40%	419	1,051.41	440,543	2.48%	3.75%
2019	1.40%	470	1,013.41	476,305	2.44%	4.43%
2018	1.40%	491	970.46	476,496	2.42%	-0.95%
2017	1.40%	522	979.77	511,442	2.39%	0.51%
2016	1.40%	560	974.79	545,882	2.49%	0.20%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	1.40%	601	2,039.68	1,225,851	1.46%	13.27%
2019	1.40%	680	1,800.67	1,224,453	1.77%	16.61%
2018	1.40%	715	1,544.24	1,104,131	1.59%	-6.67%
2017	1.40%	898	1,654.66	1,485,886	1.69%	12.52%
2016	1.40%	1,165	1,470.51	1,713,148	1.42%	1.64%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.40%	1,730	3,167.25	5,479,334	1.80%	5.21%
2019	1.40%	1,939	3,010.38	5,837,120	2.00%	25.67%
2018	1.40%	2,153	2,395.43	5,157,357	2.21%	-9.57%
2017	1.40%	2,407	2,649.06	6,376,298	1.67%	11.33%
2016	1.40%	2,686	2,379.48	6,391,287	2.26%	16.38%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	1.40%	709	1,445.04	1,024,535	0.04%	41.56%
2019	1.40%	771	1,020.83	787,062	0.05%	32.11%
2018	1.40%	822	772.69	635,151	0.04%	-1.82%
2017	1.40%	917	787.05	721,723	0.08%	32.95%
2016	1.40%	1,028	592.00	608,573	0.00%	-0.84%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.40%	2,327	5,254.41	12,227,010	0.08%	41.89%
2019	1.40%	2,615	3,703.05	9,683,478	0.26%	32.45%
2018	1.40%	2,977	2,795.88	8,323,335	0.24%	-1.56%
2017	1.40%	3,302	2,840.31	9,378,705	0.22%	33.26%
2016	1.40%	3,746	2,131.38	7,984,151	0.04%	-0.60%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.40%	491	1,448.85	711,386	4.96%	1.32%
2019	1.40%	520	1,430.01	743,605	5.10%	13.51%
2018	1.40%	559	1,259.86	704,259	5.53%	-4.64%
2017	1.40%	615	1,321.12	812,488	5.08%	5.45%
2016	1.40%	784	1,252.82	982,207	5.26%	13.02%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	1.40%	128	1,331.21	170,395	2.15%	7.87%
2019	1.40%	162	1,234.05	199,915	2.72%	8.14%
2018	1.40%	181	1,141.14	206,546	2.45%	-1.92%
2017	1.40%	188	1,163.49	218,736	2.37%	2.77%
2016	1.40%	199	1,132.11	225,289	2.26%	3.29%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	1.40%	123	762.53	93,791	0.18%	13.73%
2019	1.40%	193	670.47	129,401	1.56%	25.73%
2018	1.40%	201	533.27	107,188	1.32%	-16.24%
2017	1.40%	204	636.70	129,887	1.22%	28.19%
2016	1.40%	230	496.70	114,242	0.92%	-6.58%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	1.40%	135	1,431.68	193,277	0.43%	14.01%
2019	1.40%	128	1,255.78	160,740	1.73%	25.99%
2018	1.40%	132	996.73	131,569	1.31%	-16.00%
2017	1.40%	147	1,186.58	174,427	1.41%	28.48%
2016	1.40%	141	923.55	130,221	1.18%	-6.38%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2020	1.40%	66	1,251.43	82,594	0.00%	29.71%
2019	1.40%	66	964.80	63,677	0.00%	35.86%
2018	1.40%	66	710.13	46,869	0.00%	0.98%
2017	1.40%	70	703.24	49,227	0.00%	29.27%
2016	1.40%	89	544.02	48,418	0.00%	0.76%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020			1.40%	78			2,002.81	156,219	0.00%			43.56%
2019			1.40%	81			1,395.09	113,002	0.00%			39.31%
2018			1.40%	94			1,001.42	94,133	0.00%			-3.09%
2017			1.40%	97			1,033.36	100,236	0.00%			24.58%
2016			1.40%	106			829.47	87,924	0.00%			7.29%
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)
2020			1.40%	98			1,311.77	128,554	0.43%			12.02%
2019			1.40%	104			1,171.01	121,785	0.49%			29.42%
2018			1.40%	109			904.80	98,623	0.42%			-7.03%
2017			1.40%	132			973.17	128,459	0.53%			21.32%
2016			1.40%	170			802.13	136,363	0.57%			6.81%
MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)
2020			1.40%	163			1,222.69	199,299	0.54%			14.70%
2019			1.40%	165			1,066.02	175,894	0.60%			30.76%
2018			1.40%	171			815.25	139,408	0.46%			-5.96%
2017			1.40%	178			866.91	154,310	1.10%			21.36%
2016			1.40%	198			714.31	141,433	0.51%			6.99%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2020			1.40%	731			1,480.64	1,082,350	1.70%			2.19%
2019			1.40%	790			1,448.93	1,144,654	1.81%			25.53%
2018			1.40%	850			1,154.29	981,145	1.77%			-8.55%
2017			1.40%	932			1,262.23	1,176,396	3.09%			16.35%
2016			1.40%	1,001			1,084.84	1,085,922	2.67%			16.25%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2020	1.20%	to	1.40%	761	129.19	to	1,054.67	730,545	2.04%	4.82%	to	4.62%
2019	1.20%	to	1.40%	812	123.25	to	1,008.14	749,712	2.26%	4.91%	to	4.70%
2018	1.20%	to	1.40%	892	117.48	to	962.88	743,915	2.15%	-1.16%	to	-1.36%
2017	1.20%	to	1.40%	937	118.86	to	976.14	798,053	2.00%	0.87%	to	0.67%
2016	1.20%	to	1.40%	1,115	117.83	to	969.65	965,311	1.86%	-0.45%	to	-0.65%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020			1.40%	78			653.51	50,973	1.95%			11.72%
2019			1.40%	82			584.93	47,965	2.42%			21.24%
2018			1.40%	86			482.47	41,493	0.67%			-18.57%
2017			1.40%	91			592.52	53,919	1.31%			39.54%
2016			1.40%	101			424.61	42,886	0.80%			6.22%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2020			1.40%	2,558			4,413.59	11,289,967	1.74%			16.48%
2019			1.40%	3,102			3,789.19	11,754,080	2.02%			29.37%
2018			1.40%	3,395			2,929.02	9,944,029	1.64%			-5.97%
2017			1.40%	3,736			3,115.12	11,638,071	1.71%			19.85%
2016			1.40%	4,102			2,599.23	10,662,034	1.78%			10.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.20%	to	1.40%	2,072	116.50	to	1,138.07	1,131,169	0.16%	9.03%	to	8.81%
2019	1.20%	to	1.40%	2,345	106.85	to	1,045.91	1,147,371	2.19%	16.34%	to	16.11%
2018	1.20%	to	1.40%	2,576	91.84	to	900.81	1,044,747	1.80%	-6.81%	to	-7.00%
2017	1.20%	to	1.40%	2,691	98.56	to	968.60	1,232,603	1.68%	11.58%	to	11.36%
2016	1.20%	to	1.40%	3,267	88.33	to	869.78	1,263,033	1.86%	5.87%	to	5.66%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	1.20%	to	1.40%	2,447	58.76	to	587.39	1,113,230	0.00%	17.53%	to	17.48%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.20%	to	1.40%	1,967	303.95	to	2,969.30	5,041,007	0.00%	58.98%	to	58.66%
2019	1.20%	to	1.40%	3,112	191.19	to	1,871.44	3,669,837	0.00%	35.62%	to	35.35%
2018	1.20%	to	1.40%	3,261	140.98	to	1,382.71	2,889,790	0.00%	-7.97%	to	-8.15%
2017	1.20%	to	1.40%	3,381	153.18	to	1,505.46	3,326,733	0.00%	26.22%	to	25.97%
2016	1.20%	to	1.40%	3,818	121.36	to	1,195.12	3,160,512	0.00%	5.20%	to	4.99%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020			1.40%	74			1,101.58	81,517	2.17%			-2.52%
2019			1.40%	66			1,130.04	74,583	2.18%			22.12%
2018			1.40%	76			925.32	70,324	1.11%			-14.37%
2017			1.40%	73			1,080.60	78,884	1.15%			12.26%
2016			1.40%	71			962.58	68,343	1.40%			15.96%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020			1.40%	16			1,220.75	19,532	0.82%			11.78%
2019			1.40%	16			1,092.06	17,473	0.85%			24.26%
2018			1.40%	16			878.88	14,062	0.66%			-7.11%
2017			1.40%	17			946.13	16,084	0.35%			16.97%
2016			1.40%	39			808.84	31,545	0.82%			8.59%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020			1.40%	5,481			2,332.50	12,784,413	1.35%			17.24%
2019			1.40%	5,969			1,989.42	11,874,875	1.70%			35.70%
2018			1.40%	6,709			1,466.01	9,835,493	0.78%			-2.65%
2017			1.40%	7,301			1,505.97	10,995,078	0.48%			25.55%
2016			1.40%	8,149			1,199.52	9,774,862	0.73%			2.20%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020			1.40%	432			2,264.01	978,054	1.13%			16.88%
2019			1.40%	432			1,937.03	836,798	1.53%			35.42%
2018			1.40%	451			1,430.35	645,088	0.52%			-2.92%
2017			1.40%	478			1,473.33	704,252	0.24%			25.31%
2016			1.40%	569			1,175.78	669,017	0.44%			1.89%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2020	1.20%	to	1.40%	6,168	67.67	to	626.23	3,860,346	0.23%	-0.96%	to	-1.16%
2019	1.20%	to	1.40%	6,731	68.32	to	633.58	4,262,351	1.77%	0.56%	to	0.36%
2018	1.20%	to	1.40%	6,295	67.94	to	631.33	3,971,952	1.36%	0.17%	to	-0.04%
2017	1.20%	to	1.40%	7,180	67.83	to	631.56	4,532,331	0.41%	-0.78%	to	-0.98%
2016	1.20%	to	1.40%	7,890	68.36	to	637.81	5,030,062	0.01%	-1.19%	to	-1.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2020			1.40%	818			1,916.61	1,567,783	0.02%			21.01%
2019			1.40%	894			1,583.82	1,415,934	0.08%			23.94%
2018			1.40%	962			1,277.86	1,229,303	0.02%			-13.87%
2017			1.40%	1,047			1,483.56	1,553,291	0.00%			11.93%
2016			1.40%	1,128			1,325.47	1,495,129	0.32%			21.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2020			1.40%	871			1,583.54	1,379,265	0.08%			3.69%
2019			1.40%	956			1,527.17	1,459,972	1.05%			17.35%
2018			1.40%	1,050			1,301.38	1,366,444	0.68%			-18.11%
2017			1.40%	1,165			1,589.21	1,851,426	0.50%			7.55%
2016			1.40%	1,188			1,477.59	1,755,378	0.63%			24.28%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2020	1.20%	to	1.40%	2,123	345.51	to	2,984.45	2,000,207	1.12%	9.00%	to	8.78%
2019	1.20%	to	1.40%	2,861	316.97	to	2,743.45	2,214,732	1.14%	27.80%	to	27.54%
2018	1.20%	to	1.40%	3,092	248.02	to	2,150.98	1,954,333	1.08%	-1.20%	to	-1.40%
2017	1.20%	to	1.40%	3,165	251.04	to	2,181.50	2,121,012	0.98%	19.11%	to	18.87%
2016	1.20%	to	1.40%	3,538	210.77	to	1,835.21	2,074,487	1.38%	10.07%	to	9.85%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020			1.40%	172			639.60	110,012	0.63%			17.90%
2019			1.40%	171			542.50	92,767	0.39%			8.50%	****
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020			1.40%	96			713.67	68,513	2.23%			2.02%
2019			1.40%	105			699.55	73,452	1.93%			2.25%
2018			1.40%	110			684.18	75,260	1.36%			-0.39%
2017			1.40%	143			686.87	98,223	1.40%			-0.51%
2016			1.40%	138			690.38	95,272	1.15%			-0.18%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2020	1.40%	143	1,308.55	187,122	4.83%	4.24%
2019	1.40%	183	1,255.34	229,728	4.95%	13.12%
2018	1.40%	190	1,109.76	210,854	5.09%	-4.02%
2017	1.40%	199	1,156.23	230,090	4.87%	5.13%
2016	1.40%	213	1,099.77	234,250	5.27%	10.89%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	1.40%	300	1,186.43	355,929	2.12%	7.12%
2019	1.40%	321	1,107.59	355,537	3.01%	6.84%
2018	1.40%	345	1,036.70	357,662	2.53%	-1.94%
2017	1.40%	357	1,057.17	377,409	2.01%	3.46%
2016	1.40%	418	1,021.85	427,132	2.11%	1.25%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	1.40%	213	1,011.99	215,554	7.29%	7.41%
2019	1.40%	212	942.19	199,744	0.34%	11.05%
2018	1.40%	227	848.43	192,594	7.96%	-7.45%
2017	1.40%	267	916.73	244,766	2.34%	10.69%
2016	1.40%	287	828.20	237,694	0.00%	4.95%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	1.40%	621	1,860.95	1,155,647	2.02%	15.62%
2019	1.40%	700	1,609.55	1,126,683	0.47%	28.78%
2018	1.40%	795	1,249.84	993,621	0.30%	-24.56%
2017	1.40%	822	1,656.65	1,361,770	0.44%	48.94%
2016	1.40%	992	1,112.28	1,103,384	0.48%	-1.29%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	1.40%	270	1,118.25	301,928	0.94%	17.46%
2019	1.40%	299	952.06	284,666	0.00%	10.31%
2018	1.40%	354	863.05	305,519	0.00%	-29.28%
2017	1.40%	373	1,220.38	455,203	0.00%	-3.06%
2016	1.40%	377	1,258.92	474,613	0.38%	41.72%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	1.40%	613	1,739.53	1,066,332	0.00%	60.39%
2019	1.40%	689	1,084.55	747,256	0.00%	37.09%
2018	1.40%	723	791.14	571,992	0.00%	-8.36%
2017	1.40%	758	863.33	654,406	0.00%	27.34%
2016	1.40%	915	677.97	620,346	0.00%	6.15%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.40%	551	1,837.39	1,012,402	0.44%	19.32%
2019	1.40%	569	1,539.84	876,171	0.28%	29.64%
2018	1.40%	642	1,187.80	762,571	0.19%	-8.44%
2017	1.40%	658	1,297.35	853,660	0.67%	18.77%
2016	1.40%	698	1,092.33	762,449	2.00%	10.67%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.